Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (6)	Net Income (Loss) ($) (7)
2025	$812,489	$1,055,072	$337,798	$552,570	$337	$(8,248,755)
2024	$203,498	$196,854	$167,600	$202,002	$121	$(4,760,238)
2023	$226,201	$214,162	$173,922	$161,160	$65	$(4,598,108)

Named Executive Officers, Footnote	This table and the following discussions includes data for the "compensation actually paid" to Abinand Rangesh, our principal executive officer during the years ended December 31, 2023, December 31, 2024 and December 31, 2025 ("PEO"), and our other Named Executive Officers ("NEOs"), as calculated and presented in accordance with Item 402(v) of Regulation S-K. These calculated amounts incorporate the impact of changes in the price of our common stock on the value of unvested and unexercised stock options and do not necessarily reflect amounts of compensation earned by or paid to our PEO and other NEOs for the period presented.Our non-PEO NEOs for 2025 were Robert A. Panora, our Chief Operating Officer and President; John K. Whiting, IV, our General Counsel and Secretary; Stephen Lafaille, our Vice President of Business Development and, Roger P. Deschenes, our Chief Financial Officer.Our non-PEO NEOs for 2024 were Robert A. Panora, our Chief Operating Officer and President; John K. Whiting, IV, our General Counsel and Secretary; Stephen Lafaille, our Vice President of Business Development and, Roger P. Deschenes, our Chief Accounting Officer.Our non-PEO NEOs for 2023 were Robert A. Panora, our Chief Operating Officer and President; John K. Whiting, IV, our General Counsel and Secretary; Joseph, E. Gehret, our former Vice President of Operations; Stephen Lafaille, our Vice President of Business Development and, Roger P. Deschenes, our Chief Accounting Officer.
PEO Total Compensation Amount	$ 812,489	$ 203,498	$ 226,201
PEO Actually Paid Compensation Amount	$ 1,055,072	196,854	214,162
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO's total compensation for each year presented to determine the "compensation actually paid":
PEO Compensation Actually Paid Calculation

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Less: Reported Change in Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (c)	Compensation Actually Paid to PEO ($)
2025	$812,489	$(599,825)	$842,408	$—	$—	$1,055,072
2024	$203,498	$—	$(6,644)	$—	$—	$196,854
2023	$226,201	$(56,700)	$44,661	$—	$—	$214,162
______________________________
(a)    The grant date fair value of equity awards represents the total amounts reported in "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in the prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value: (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and, (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values, as remeasured, differ from those disclosed at the time of grant as a result of changes to the Black-Scholes model assumption inputs used to value the equity awards held by our PEO and Non-PEOs. The amounts added or deducted in calculating the equity award adjustments are as follows:
PEO Equity Award Adjustments

Year	Year End Fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards ($)	Fair value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$336,480	$41,950	$—	$463,978	$—	$—	$842,408
2024	$—	$(43,244)	$—	$36,600	$—	$—	$(6,644)
2023	$48,300	$(20,358)	$—	$16,719	$—	$—	$44,661
___________________________
(c)    The Company does not provide any Pension or Deferred Compensation benefits to the PEO or the Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 337,798	167,600	173,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ 552,570	202,002	161,160
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the average "compensation actually paid" to the NEOs, using the same methodology described above in Note 2:
Non-PEO Average Compensation Actually Paid Calculation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Less: Average Reported Change in Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$337,798	$(149,936)	$364,708	$—	$—	$552,570
2024	$167,600	$—	$34,402	$—	$—	$202,002
2023	$173,922	$(12,150)	$(612)	$—	$—	$161,160
_____________________________
(a)    The amounts added or deducted in calculating the equity award adjustments are as follows:
Non-PEO Total Average Equity Award Adjustments Calculation

Year	Average Year End fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding Unvested Equity Awards ($)	Average Fair value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	$81,042	$221,526	$—	$62,140	$—	$—	$364,708
2024	$—	$23,767	$—	$10,635	$—	$—	$34,402
2023	$17,250	$(30,401)	$—	$12,539	$—	$—	$(612)

Total Shareholder Return Amount	$ 337	121	65
Net Income (Loss)	$ (8,248,755)	(4,760,238)	(4,598,108)
PEO Name	Abinand Rangesh
Additional 402(v) Disclosure	The amounts reported in Average Summary Compensation Table for Non-PEO NEOs reflects the average of the amounts reported to the NEOs as a group (excluding the PEO) in the "Total" column of the Summary Compensation Table for each applicable year.The amounts in the "Value of Fixed $100 Investment" column represents the total stockholder return ("TSR") of our common stock for the periods presented assuming a hypothetical $100 investment from the beginning of the earliest year in the pay-versus-performance table through the end of each applicable year in the table and assuming dividends, if any, were reinvested. The stock price performance reflected in these amounts is based on historical results and is not necessarily indicative of future stock price performance.Net Income (Loss) are as reported in our Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,825)	0	(56,700)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	842,408	(6,644)	44,661
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,480	0	48,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,950	(43,244)	(20,358)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,978	36,600	16,719
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,936)	0	(12,150)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,708	34,402	(612)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,042	0	17,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,526	23,767	(30,401)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,140	10,635	12,539
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0